Offerings - Offering: 1	Oct. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit	10.01
Maximum Aggregate Offering Price	$ 2,502,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 217.72
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement also covers such indeterminate number of Ordinary Shares as may be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions pursuant to the terms of the Polyrizon Ltd. Amended and Restated Equity Incentive Plan (the “Plan”).

Represents Ordinary Shares issuable upon vesting or exercise of future award grants under the Plan and the corresponding proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, is based on the average of the high ($10.87) and low ($9.15) prices for the Company’s ordinary shares as quoted on the Nasdaq Capital Market on October 2, 2026.